TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	As at December 31,
	2024	2023
Current
Trade receivables, net	17,935	19,012
Accrued revenue	252	116
Other receivables	1,278	851
Deposits	163	157
Prepayments	1,532	1,802
	21,160	21,938

	As at December 31,
	2024	2023
Trade receivables, gross	19,599	20,769
Credit loss allowance	(1,664)	(1,757)
	17,935	19,012